Definition of Terms in Fund Name	Jul. 27, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks current monthly income, with capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in income-generating ETFs.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The portfolio consists of First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor. The Trust will invest in a diversified portfolio of income-generating Funds. The portfolio includes Funds that seek to generate income through option overwrite strategies, which involve writing (i.e., selling) call options on an equity security or index to generate premium income. Such Funds will also generally invest in or have exposure to commodities, equities, fixed income securities, Master Limited Partnerships (“MLPs”), high-yield securities or investment grade securities. The portfolio also includes Funds that seek to generate income through exposure to synthetic autocallable contracts, which involve entering into swap agreements and/or option contracts that seek to deliver a return reflecting the collective performance of a laddered portfolio of synthetic autocallable contracts (either directly or through exposure to an index that tracks the collective performance of such a portfolio). A synthetic autocallable contract is a theoretically created financial instrument designed to replicate the defined return characteristics of an autocallable yield note (a debt obligation linked to the performance of one or more underlying assets, such as broad-based U.S. equity indices or exchange-traded funds that seek to track the performance of such an index, that generates income when certain specified market conditions are met on recurring observation dates). The portfolio also includes Funds that invest in dividend-paying companies tied to hard assets, such as real estate and natural resources.

The ETFs in the portfolio were selected based on a number of factors including, but not limited to, the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000), the current dividend yield of the ETFs (prioritizing ETFs with the highest dividend yields), a minimum of six months of trading history, and the quality and character of the securities held by the ETF (considering the consistency and reliability of dividends from the common stocks and premium income from the call options). All other factors being equal, the Sponsor will select ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the ETFs. The Trust’s portfolio will include both actively managed ETFs and ETFs that track an index. The ETFs included in the Trust’s portfolio were selected based on the criteria described above.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to U.S. Treasury obligations and large capitalization companies through the Trust’s investments in the Funds.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.